Leases - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) aircraft	Jun. 30, 2023 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft
Lessee, Lease, Description [Line Items]
Number of aircrafts operated			32		42	30
Additional variable costs | $	$ 4,818	$ 2,759	$ 8,239	$ 4,709	$ 12,689	$ 13,778
Number of aircrafts purchased					2
Number of aircrafts in sale-leaseback transaction				2	10
Gain on sale-leaseback | $				$ 501	$ 10,223
Minimum
Lessee, Lease, Description [Line Items]
Lease term	2 years		2 years		2 years
Minimum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	2 years		2 years		2 years
Maximum
Lessee, Lease, Description [Line Items]
Lease term	30 years		30 years		30 years
Maximum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	6 years		6 years		6 years